Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Entity File Number	001-41957
Entity Registrant Name	WETOUCH TECHNOLOGY INC.
Entity Central Index Key	0001826660
Entity Tax Identification Number	20-4080330
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.29, Third Main Avenue
Entity Address, Address Line Two	Shigao Town, Renshou County
Entity Address, Address Line Three	Meishan
Entity Address, City or Town	Sichuan
Entity Address, Country	CN
Entity Address, Postal Zip Code	620500
City Area Code	(86)
Local Phone Number	28-37390666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WETH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false